Income Taxes - Summary of Temporary Differences to Deferred Income Tax Assets and Liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023
Disclosure Of Income Taxes [Abstract]
Other tax pools		$ 0	$ 31
Capital assets net of lease liabilities	$ 217	16	(61)
Inventory and Intangible assets	(467)	(4,084)	(7,631)
Recognized deferred income tax liabilities, Total	(250)	(4,068)	(7,661)
Non-capital losses carried forward (expire from 2027 to 2040)	12,945	13,424	9,930
Capital losses carried forward	295	295	295
Capital assets net of lease liabilities			20
Financing costs	199	402	746
Less: unrecognized deffered income tax asset	$ (13,439)	$ (14,121)	$ (10,991)